SEGMENT REPORTING	12 Months Ended
Dec. 31, 2021
SEGMENT REPORTING
SEGMENT REPORTING

24.  SEGMENT REPORTING

The Group continually monitors the reportable segments for changes in facts and circumstances to determine whether changes in the identification or aggregation of operating segments are necessary. In December 2020, the Group announced the entrance into the cryptocurrency industry. As of December 31, 2021, the Group have completed the transformation of its business to become a cryptocurrency mining enterprise. In accordance with ASC topic 280, “Segment Reporting”, the Group’s chief operating decision maker has been identified as the Board of Directors and the chief executive officer, who makes resource allocation decisions and assesses performance based on the different business operating results instead of the previously geographic location operating results. As a result, the Group has three reportable segments, including the mining pool business, the data center business and the cryptocurrency mining. The Group’s other business, mainly consisting of online gaming in Europe, was not material for the year ended December 31, 2021.

The following table presents summary information by segment for continuing operations for the years ended December 31, 2019, 2020 and 2021, respectively.

	For the years ended December 31,
	2019	2020	2021
	US$	US$	US$
Reportable segment revenues:
Mining pool	—	—	1,275,106
Data center	—	—	11,825
Cryptocurrency mining	—	—	39,429
Others	5,161	2,167	2,516
Total segment and consolidated revenues	5,161	2,167	1,328,876
Reportable segment cost of revenue-exclusive depreciation and amortization:
Mining pool	—	—	(1,279,757)
Data center	—	—	(9,909)
Cryptocurrency mining	—	—	(13,205)
Others	(7,663)	(1,787)	(1,667)
Total segment and consolidated cost of revenue-exclusive depreciation and amortization	(7,663)	(1,787)	(1,304,538)
Reportable segment cost of revenue-depreciation and amortization:
Mining pool	—	—	(4,148)
Data center	—	—	(3,269)
Cryptocurrency mining	—	—	(11,354)
Others	(254)	(229)	(106)
Total segment and consolidated cost of revenue-depreciation and amortization	(254)	(229)	(18,877)
Total segment and consolidated cost	(7,917)	(2,016)	(1,323,415)
Reconciling items:
Operating expenses	(24,580)	(17,419)	(29,569)
Other operating income	39	534	300
Government grant	34	21	—
Other operating expenses	(582)	(273)	(14,686)
Net loss on disposal of cryptocurrencies	—	—	6,717
Impairment of cryptocurrencies	—	—	(31,757)
Changes in fair value of derivative instrument	—	—	3,696
Impairment of property and equipment	—	—	(22,392)
Changes in fair value of contingent considerations	—	—	13,936
Impairment of intangible assets	(26,909)	—	(56)
Impairment of goodwill	(19,200)	—	—
Operating loss	(73,954)	(16,986)	(68,350)
Other income, net	—	42	594
Interest income	1,308	242	56
Interest expense	—	—	(775)
Loss from equity method investments	(1,915)	(1,865)	(1,184)
Gain on previously held equity interest	—	—	5,500
Impairment of long-term investments	(1,372)	(4,787)	—
Gain from disposal of subsidiaries	—	—	234
Income tax benefit	1,083	30	359
Net loss	(74,850)	(23,324)	(63,566)